                                               Filed Pursuant to Rule 497(j)
                                               Registration File No.: 33-2-29858



                        SUPPLEMENT DATED DECEMBER 1, 2003
                                       TO
                        DAVIS NEW YORK VENTURE FUND, INC.
                      CERTIFICATION PURSUANT TO RULE 497(j)

The undersigned on behalf of Davis New York Venture Fund, Inc. ("the Registrant") hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed under Rule 485(b) would not have materially differed from that contained in the Registrant's most recent post-effective amendment to its registration statement. The text of such amendment to the registration statement was filed electronically.


Dated:  December 8, 2003

Davis  New York Venture Fund, Inc.


By: /s/ Thomas D. Tays
-----------------------------
Thomas D. Tays, Secretary